DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 29, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Net sales by major product group were as follows:

	2024	2023

Activewear	$2,831,078	$2,667,958
Hosiery and underwear	439,512	527,953
	$3,270,590	$3,195,911

Net sales were derived from customers located in the following geographic areas:

	2024	2023

United States	$2,911,014	$2,858,120
Canada	107,580	112,426
International	251,996	225,365
	$3,270,590	$3,195,911